INCOME TAX - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
$ Amount
Federal income tax provision at statutory rate	$ (5,560)
State income tax provision, net of federal benefit	3
Permanent differences	407
Change in valuation allowances	(4,305)
Change in unrecognized tax benefits	(120)
R&D tax credit	(1,874)
Federal NOL carryforward deferred tax asset write-off	8,441
R&D tax credit carryforward deferred tax write-off	2,106
Share-based compensation deferred tax asset write-off	906
Income Tax Expense (Benefit), Total	$ 4	$ 4
%
Federal income tax provision at statutory rate	21.00%	21.00%
State income tax provision, net of federal benefit	(0.01%)	(0.01%)
Permanent differences	(1.54%)	(0.06%)
Change in valuation allowances	17.42%	(20.94%)
Change in unrecognized tax benefits	0.45%
R&D tax credit	7.08%
Federal NOL carryforward deferred tax asset write-off	(0.3188)
R&D tax credit carryforward deferred tax write-off	(0.0796)
Share-based compensation deferred tax asset write-off	(0.0458)
Effective income tax rate	(0.02%)	(0.01%)